CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2023
Contract Liabilities
CONTRACT LIABILITIES

12. CONTRACT LIABILITIES

Contract liabilities primarily relate to the advance consideration received from customers.

Movement in contract liabilities:

	2022	2023	2023
	SGD’000	SGD’000	USD’000
As of January 1,	-	4,319	3,274
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	-	(140)	(106)
Increase in contract liabilities as a result of receiving forward sales deposits and instalments during the year in respect of machines still under production	4,319	2,781	2,108

As of December 31,	4,319	6,960	5,276